UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                    PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: MARCH 31, 2005
                         --------------

Date of reporting period:  MARCH 31, 2005
                           --------------


ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------
                                 (HESTER LOGO)

                               TOTAL RETURN FUND
                                 ANNUAL REPORT
                               For the Year Ended
                                 March 31, 2005

                        (HESTER CAPITAL MANAGEMENT LOGO)
April 1, 2005

Dear Shareholders:

The shares of the Hester Total Return Fund (the Fund) returned 8.20% for the year ended March 31, 2005, compared to 4.89% for the Blended Custom Index and 6.69% for the Standard & Poor's 500 Composite Index. The Fund ended the year with a market value of $12,836,264.

THE FUND
--------

Last year at this time we were fully invested with only 1.2% in cash reserves. However, this year the Fund closed with 87.9% of the monies invested in common stocks and 12.1% in short-term investments. Positive money flow into the Fund and the challenge of finding value contributed to the higher than normal cash position.

Today the Fund is invested in the shares of fifty-three companies across nine different economic sectors. Stock selection and sector positioning were beneficial to the Fund's return in fiscal year 2004-2005. An emphasis on energy and over-weighted positions in industrial and consumer discretionary stocks benefited returns. In addition, under-weightings in the financial and healthcare sectors (particularly the major pharmaceutical stocks) and the complete absence of holdings in the telecommunication service companies also were major contributors to the portfolio's performance.

2004 MARKET REVIEW
------------------

From the market's perspective the past twelve months have been quite interesting. In terms of style, value out-performed growth. The S&P Barra Value benchmarks returned 9.20% as compared to the S&P Barra Growth Index which was only up 4.11%. The Standard & Poor's Small-Cap 600 out gained the S&P Mid-Cap 400 and both indices beat the large-cap S&P 500 Composite Index.

                      INDEX TOTAL RATES OF RETURN ANALYSIS
                          YEARS ENDING MARCH 31, 2005

                                                   THREE YEAR        FIVE YEAR
   INDEX                          ONE YEAR        (ANNUALIZED)     (ANNUALIZED)
   -----                          --------         -----------      -----------
  S&P Barra Value                   9.20%              5.11%            1.92%
  Lipper Large-Cap Value            8.45%              3.86%            1.23%
  Lipper Mid-Cap Value             12.96%             10.05%            9.93%
  Lipper Small Cap Value           11.88%             12.88%           15.33%
  S&P Barra Growth                  4.11%              0.27%           (8.16%)
  Lipper Large-Cap Growth           1.30%             (1.35%)         (11.95%)
  Lipper Mid-Cap Growth             5.42%              2.98%           (9.27%)
  Lipper Small Cap Growth           1.43%              3.75%           (5.71%)
  S&P 500 Composite                 6.69%              2.74%           (3.16%)
  S&P Mid-Cap 400                  10.41%              8.00%            6.87%
  S&P Small-Cap 600                13.06%              9.98%            7.88%

SMITH BARNEY INVESTMENT STRATEGY GROUP, LIPPER

In economic sector terms, only four of the ten groups out-performed the market's 6.69% return, and collectively they only represented 26.8% of the Standard & Poor's 500 Composite Index total market capitalization. It was truly a year in which sector positioning and stock selections were keys to performance. Over 70% of the Standard & Poor's 500's market cap under-performed.

                     S&P 500 SECTOR WEIGHTS & TOTAL RETURN
                           YEAR ENDED MARCH 31, 2005

     S&P WEIGHT                SECTOR                            TOTAL RETURN
     ----------                ------                            ------------
         8.79%        Energy                                        47.28%
         3.20%        Utilities                                     24.45%
        11.92%        Industrials                                   17.62%
         3.25%        Materials                                     17.40%
       100.00%        S&P 500                                        6.69%
        11.47%        Consumer Discretionary                         5.48%
         3.11%        Telecom Services                               4.84%
        10.34%        Consumer Staples                               3.08%
        13.01%        Healthcare                                     1.67%
        19.81%        Financials                                    -1.34%
        15.10%        Information Technology                        -2.54%

STANDARD & POOR'S "THE OUTLOOK" PG. 12 DATED APRIL 13, 2005 AND CITIGROUP SMITH BARNEY DATED APRIL 5, 2005

Past performance does not guarantee future results.

OUTLOOK
-------

Investor's attitudes towards stocks and bonds have taken a distinct negative turn following the robust gains of last year's fourth quarter. The continuing advance of energy prices, along with the persistent rise of short-term interest rates, receive most of the blame. These factors are leading to concerns of a deceleration in economic activity and an attendant concern about the growth rate of corporate profits. There is also the constant drumbeat of pessimism about the U.S. trade and budget deficits and the associated decline of the U.S. dollar versus our major trading partners.

These collectively are very valid threats to the health of financial assets; however, we suspect there is one more issue contributing to the downturn in asset prices, and that is the sharp contraction in the levels of liquidity in the economic system (particularly in the banking and consumer sectors) and the stinginess of the Federal Reserve toward money supply growth. Banks are selling securities from their investment portfolios to fund loan growth. The consumer maintains spending rates in excess of earnings, resulting in declining rates of savings and a build-up of consumer debt. The Federal Reserve continues to keep the rate of money supply growth below the economy's nominal growth potential. For all of 2004, the U.S. economy experienced nominal growth of 6.4%, while the monetary base and money supply grew at average annual rates of 4.9% and 4.6%, respectively. This leaves only the corporate sector of the economy to take over as the driver of economic growth, and even here liquidity is beginning to shrink. One would also expect some acceleration in U.S. exports given the weakness in the dollar relative to the Euro and the Yen since 2002.

For the balance of this calendar year, we expect the market and stocks in particular to follow earnings. Our focus will remain on bottom-up stock selection and keeping portfolios well diversified. We remain fundamentally based in our search for value, disciplined on price, and valuation sensitive. At this time we do not anticipate any major shifts in asset allocation but remain attuned to the economic and market trends.

We thank you for the opportunity to have served as your investment adviser for the past six years and entrusting us with your hard earned capital. Your trust and confidence is truly valued by all at Hester Capital Management.

Sincerely,

  /s/I. Craig Hester          /s/John E. Gunthorp

  I. Craig Hester, CFA        John E. Gunthorp, CFA

SMALL- AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

The above discussion is based on the opinion of Ira Craig Hester and John E. Gunthorp, given the current economic environment and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Sector allocations are subject to change and are not a recommendation to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Quasar Distributors, LLC, Distributor.  (05/05)

                            HESTER TOTAL RETURN FUND

INVESTMENT PERFORMANCE AS OF 3/31/05


                                                                                                                     SINCE
                                                 SIX              ONE              THREE             FIVE          INCEPTION
                                                MONTH          YEAR1<F1>         YEAR1<F1>        YEAR1<F1>       9/30/981<F1>
                                                -----           --------         ---------         --------       ------------
HESTER TOTAL RETURN FUND2<F2>                    5.58%           8.20%              5.35%            2.60%            7.91%
Blended Custom Index3<F3>                        5.07%           4.89%              3.44%           (0.60%)           4.25%

STOCK MARKET INDICES
--------------------
HESTER TOTAL RETURN FUND -
EQUITIES ONLY                                    6.99%          10.84%              6.76%            3.49%            9.87%
Lipper Large Cap
Value Fund Index                                 7.91%           8.45%              3.86%            1.23%            5.15%
S&P 500 Composite Index                          6.90%           6.63%              2.73%           (3.18%)           3.84%

BOND MARKET INDICES
-------------------
HESTER TOTAL RETURN FUND -
BONDS ONLY                                       0.0%4<F4>       0.0%4<F4>          3.08%            6.13%            6.04%
Lehman Brothers U.S.
Intermediate Govt/Credit
Bond Index                                      (0.44%)         (0.32%)             5.56%            7.13%            6.02%
Lehman Brothers U.S.
Govt/Credit Bond Index                           0.13%           0.40%              6.32%            7.74%            6.12%

CASH EQUIVALENTS INDICES
------------------------
90-day U.S. Treasury Bills                       0.93%           1.42%              1.35%            2.72%            3.18%
Consumer Price Index                             2.46%           2.35%              2.36%            2.31%            2.48%



1<F1>     Annualized.

2<F2> For six-month and one-year, the Total Fund Return and the Equities Only return do not match due the periodic holding of short-term investments.

3<F3> 75% S&P 500 Composite Index and 25% Lehman U.S. Intermediate Government/Credit Bond Index.

4<F4>     The Fund did not hold any bonds during this period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-811-0215.

Index Descriptions:
-------------------

Lipper Large Cap Value Fund: The largest thirty funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater that 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Standard & Poor's 500 Index: The index is a broad-based, capitalization-weighted, unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Each stock is weighted by its proportion of the total market value of all 500 issues. Thus, larger companies have a greater effect on the index.

Lehman U.S. Govt/Credit Bond Index: The Government/Credit Index includes securities in the Government and Credit Indices. The Government Index includes treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

91-day U.S. Treasury Bills: Provide a measure of riskless return. The rate of return is the average interest rate available on the beginning of each month for a Treasury Bill maturing in ninety days.

Consumer Price Index: A measure of the average change in prices over time of goods and services purchased by households.

S&P 500/BARRA Growth Index: The S&P 500/BARRA Growth Index is a market capitalization-weighted index of all the stocks in the S&P 500 Index that have high price to book ratios. It is designed so that approximately 50% of the S&P 500 market capitalization is in the Barra Growth Index. The other 50% is in the Barra Value Index. You cannot invest directly in an index.

S&P 500/BARRA Value Index: The S&P 500/BARRA Value Index is a market capitalization-weighted index of all the stocks in the S&P 500 that have low price to book ratios. It is designed so that approximately 50% of the S&P 500 market capitalization is in the Barra Value Index. The other 50% is in the Barra Growth Index.

S&P MidCap 400 Index: The S&P MidCap 400 Index is a capitalization weighted index that measures the performance of the mid-range sector of the U.S. Stock Market.

S&P SmallCap 600 Index: The S&P Small Cap Index is an unmanaged capitalization-weighted index that measures the performance of selected U.S. stocks with small market capitalizations.

                              HESTER TOTAL RETURN FUND

SECTOR ALLOCATION At March 31, 2005 (Unaudited)

Consumer Discretionary                       14.2%
Consumer Staples                              2.8%
Energy                                        7.0%
Financials                                    9.9%
Health Care                                  12.2%
Industrials                                  19.0%
Information Technology                       16.4%
Materials                                     3.5%
Utilities                                     2.9%
Cash*<F5>                                    12.1%

*<F5>    Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE  For the Six Months Ended March 31, 2005 (Unaudited)

  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/04 - 3/31/05).

ACTUAL EXPENSES

  The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        Beginning           Ending            Expenses Paid
                         Account            Account         During the Period
                      Value 10/1/04      Value 3/31/05   10/1/04 - 3/31/05*<F6>
                      -------------      -------------   ----------------------
Actual                    $1,000            $1,056                $8.71
Hypothetical (5% annual
return before expenses)   $1,000            $1,016                $8.55

*<F6> Expenses are equal to the Fund's annualized expense ratio of 1.70% multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period). This ratio is equal to the contractually agreed upon limit of 1.70% that became effective August 1, 2004.

                            HESTER TOTAL RETURN FUND
                       Value of $10,000 vs S&P 500 Index

             Date            Hester Total Return Fund        S&P 500 with income
             9/30/98                  $10,000                       $10,000
             3/31/99                  $12,195                       $12,732
           3/31/2000                  $14,431                       $15,018
           3/31/2001                  $12,799                       $11,762
           3/31/2002                  $14,031                       $11,791
           3/31/2003                  $11,274                       $ 8,871
           3/31/2004                  $15,165                       $11,986
           3/31/2005                  $16,409                       $12,787

Average Annualized Return
Period Ended March 31, 2005

1 Year                        8.20%
5 Year                        2.60%
Inception (9/30/98)           7.91%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, but does not reflect the redemption of fees.

The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies and is unmanaged. Returns include reinvested dividends.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (866) 811-0215.

Prior to September 30, 1998, the Fund was known as the Avondale Total Return Fund and was managed by Herbert R. Smith & Co., Inc. Returns prior to September 30, 1998 are not reflected in this graph.

HESTER TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS at March 31, 2005

   SHARES                                                          VALUE
   ------                                                          -----
COMMON STOCKS: 87.9%
ADVERTISING: 1.3%
     4,200  Lamar Advertising Co. - Class A*<F7>                $   169,218
                                                                -----------
APPAREL: 2.0%
     4,500  Jones Apparel Group, Inc.                               150,705
     2,700  Polo Ralph Lauren Corp.                                 104,760
                                                                -----------
                                                                    255,465
                                                                -----------
BANKS: 1.5%
     7,000  The Bank of New York Co., Inc.                          203,350
                                                                -----------
BEVERAGES: 1.9%
     6,000  The Coca-Cola Co.                                       250,020
                                                                -----------
BUILDING MATERIALS: 1.0%
     3,300  York International Corp.                                129,294
                                                                -----------
CHEMICALS:  1.2%
     7,000  Sensient Technologies Corp.                             150,920
                                                                -----------
COMMERCIAL SERVICES:  3.3%
     8,500  ADESA, Inc.                                             198,560
    11,000  Cendant Corp.                                           225,940
                                                                -----------
                                                                    424,500
                                                                -----------
COMPUTERS: 4.9%
    11,008  Hewlett-Packard Co.                                     241,516
     1,400  International Business Machines Corp.                   127,932
    20,000  Perot Systems Corp. - Class A*<F7>                      268,800
                                                                -----------
                                                                    638,248
                                                                -----------
DISTRIBUTION/WHOLESALE: 2.4%
     5,000  W.W. Grainger, Inc.                                     311,350
                                                                -----------
DIVERSIFIED FINANCIAL SERVICES: 5.5%
     3,750  Affiliated Managers Group, Inc.*<F7>                    232,612
    10,666  Citigroup Inc.                                          479,330
                                                                -----------
                                                                    711,942
                                                                -----------
ELECTRIC: 0.9%
     4,200  MDU Resources Group, Inc.                               116,004
                                                                -----------
ELECTRONICS: 1.5%
     6,900  Koninklijke Philips Electronics N.V.                    189,888
                                                                -----------
ENVIRONMENTAL CONTROL:  2.1%
     7,800  Waste Connections, Inc.*<F7>                            271,050
                                                                -----------
FOOD: 0.9%
    11,000  Del Monte Foods Co.*<F7>                                119,350
                                                                -----------
HEALTHCARE PRODUCTS: 7.1%
     3,500  C.R. Bard, Inc.                                         238,280
     6,000  DENTSPLY International Inc.                             326,460
     4,500  Johnson & Johnson                                       302,220
     7,000  Possis Medical, Inc.*<F7>                                58,590
                                                                -----------
                                                                    925,550
                                                                -----------
HEALTHCARE SERVICES: 1.9%
     2,300  Quest Diagnostics Inc.                                  241,799
                                                                -----------
HOUSEHOLD PRODUCTS/WARES: 0.9%
     3,500  Blyth, Inc.                                             111,440
                                                                -----------
INSURANCE: 1.3%
     3,100  American International Group, Inc.                      171,771
                                                                -----------
LEISURE TIME: 2.2%
     6,000  Brunswick Corp.                                         281,100
                                                                -----------
MACHINERY - DIVERSIFIED: 2.0%
     2,600  Briggs & Stratton Corp.                                  94,666
     2,900  Rockwell Automation, Inc.                               164,256
                                                                -----------
                                                                    258,922
                                                                -----------
MEDIA: 3.5%
     6,000  Comcast Corp. - Special Class A*<F7>                    200,400
     7,500  Viacom Inc. - Class B                                   261,225
                                                                -----------
                                                                    461,625
                                                                -----------
MANUFACTURING - MISCELLANEOUS: 8.2%
    14,000  General Electric Co.                                    504,840
     3,000  Parker-Hannifin Corp.                                   182,760
    11,300  Tyco International Ltd.                                 381,940
                                                                -----------
                                                                  1,069,540
                                                                -----------
OIL & GAS: 7.0%
     2,250  Apache Corp.                                            137,767
     6,400  Baker Hughes Inc.                                       284,736
     2,300  ConocoPhillips                                          248,032
     4,000  Exxon Mobil Corp.                                       238,400
                                                                -----------
                                                                    908,935
                                                                -----------
PACKAGING & CONTAINERS: 2.3%
     5,000  Owens-Illinois, Inc.*<F7>                               125,700
     7,500  Pactiv Corp.*<F7>                                       175,125
                                                                -----------
                                                                    300,825
                                                                -----------
PHARMACEUTICALS: 2.0%
    10,000  Pfizer Inc.                                             262,700
                                                                -----------
PIPELINES: 2.0%
     4,500  Equitable Resources, Inc.                               258,480
                                                                -----------
RETAIL: 3.0%
     5,500  Claire's Stores, Inc.                                   126,720
     6,700  The Home Depot, Inc.                                    256,208
                                                                -----------
                                                                    382,928
                                                                -----------
SAVINGS & LOANS: 1.5%
     5,000  Washington Mutual, Inc.                                 197,500
                                                                -----------
SEMICONDUCTORS: 2.8%
    10,000  Altera Corp.*<F7>                                       197,800
     7,500  Intel Corp.                                             174,225
                                                                -----------
                                                                    372,025
                                                                -----------
SOFTWARE: 9.8%
     5,000  Autodesk, Inc.                                          148,800
    11,000  Dendrite International, Inc.*<F7>                       154,440
    10,000  First Data Corp.                                        393,100
     3,300  Global Payments Inc.                                    212,817
     6,000  Microsoft Corp.                                         145,020
    17,400  Oracle Corp.*<F7>                                       217,152
                                                                -----------
                                                                  1,271,329
                                                                -----------
TOTAL COMMON STOCKS
  (cost $8,592,594)                                              11,417,068
                                                                -----------
SHORT-TERM INVESTMENT: 10.9%
 1,419,196  Cash Trust Series II - Treasury Cash Series II
              (cost $1,419,196)                                   1,419,196
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $10,011,790):  98.8%                                     12,836,264
Other Assets Less Liabilities: 1.2%                                 148,038
                                                                -----------
NET ASSETS:  100.0%                                             $12,984,302
                                                                -----------
                                                                -----------
*<F7>     Non-income producing security.

See accompanying Notes to Financial Statements.

                            HESTER TOTAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2005

ASSETS
     Investments in securities, at value (cost $10,011,790)     $12,836,264
     Receivables:
          Securities sold                                           171,097
          Dividends and interest                                     11,835
     Prepaid expenses and other assets                                4,843
                                                                -----------
            Total assets                                         13,024,039
                                                                -----------
LIABILITIES
     Payables:
          Fund shares redeemed                                        5,000
          Advisory fees                                               3,528
          Administration fees                                         2,548
          Custody fees                                                  580
          Fund accounting fees                                        3,700
          Transfer agent fees                                         4,485
          Chief compliance officer fees                                 833
     Accrued expenses and other liabilities                          19,063
                                                                -----------
            Total liabilities                                        39,737
                                                                -----------
     NET ASSETS                                                 $12,984,302
                                                                -----------
                                                                -----------
Shares outstanding
     (unlimited number of shares authorized, without par value)     383,458
                                                                -----------
                                                                -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE        $     33.86
                                                                -----------
                                                                -----------
COMPONENTS OF NET ASSETS
     Paid-in capital                                            $ 9,633,606
     Accumulated net realized gain on investments                   526,222
     Net unrealized appreciation on investments                   2,824,474
                                                                -----------
          Net assets                                            $12,984,302
                                                                -----------
                                                                -----------
See accompanying Notes to Financial Statements.

                            HESTER TOTAL RETURN FUND

STATEMENT OF OPERATIONS For the Year Ended March 31, 2005

INVESTMENT INCOME
     Income
     Dividends (net of $371 foreign withholding tax)               $152,827
     Interest                                                        12,870
                                                                   --------
          Total income                                              165,697
                                                                   --------
Expenses
     Advisory fees                                                   82,580
     Administration fees                                             29,981
     Transfer agent fees                                             25,512
     Fund accounting fees                                            21,404
     Audit fees                                                      16,161
     Registration fees                                                8,907
     Legal fees                                                       6,067
     Reports to shareholders                                          5,705
     Trustee fees                                                     4,654
     Custody fees                                                     3,621
     Chief compliance officer fees                                    2,500
     Insurance expense                                                  841
                                                                   --------
          Total expenses                                            207,933
          Less:  fees waived                                         (2,113)
                                                                   --------
          Net Expenses                                              205,820
                                                                   --------
            NET INVESTMENT LOSS                                     (40,123)
                                                                   --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain on investments                               914,980
     Change in net unrealized appreciation on investments            41,724
                                                                   --------
          Net realized and unrealized gain on investments           956,704
                                                                   --------
            NET INCREASE IN NET ASSETS RESULTING
              FROM OPERATIONS                                      $916,581
                                                                   --------
                                                                   --------
See accompanying Notes to Financial Statements.

                            HESTER TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                 YEAR ENDED       YEAR ENDED
                                               MARCH 31, 2005   MARCH 31, 2004
                                               --------------   --------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
     Net investment loss                         $   (40,123)     $   (51,074)
     Net realized gain on investments                914,980          973,774
     Change in net unrealized
       appreciation on investments                    41,724        2,000,772
                                                 -----------      -----------
          NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS                916,581        2,923,472
                                                 -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS
     From net realized gain                         (920,222)        (395,514)
                                                 -----------      -----------
CAPITAL SHARE TRANSACTIONS
     Net increase (decrease) in net assets derived
     from net change in outstanding
       shares (a)<F8>                              2,867,128       (2,402,753)
                                                 -----------      -----------
          TOTAL INCREASE IN NET ASSETS             2,863,487          125,205
                                                 -----------      -----------
NET ASSETS
     Beginning of year                            10,120,815        9,995,610
                                                 -----------      -----------
     END OF YEAR                                 $12,984,302      $10,120,815
                                                 -----------      -----------
                                                 -----------      -----------

(a)<F8>   A summary of capital share transactions is as follows:


                                                          YEAR ENDED                                 YEAR ENDED
                                                        MARCH 31, 2005                             MARCH 31, 2004
                                                 ----------------------------               ---------------------------
                                                Shares                 Value                 Shares                 Value
                                                ------                 -----                 ------                 -----
Shares sold                                     102,473             $3,512,764                18,519              $576,528
Shares issued in reinvestment
  of distributions                               24,770                853,559                11,286               356,651
Shares redeemed                                 (43,547)            (1,499,195)             (111,682)           (3,335,932)
                                                 ------             ----------              --------           -----------
Net Increase                                     83,696             $2,867,128               (81,877)          $(2,402,753)
                                                 ------             ----------              --------           -----------
                                                 ------             ----------              --------           -----------


See accompanying Notes to Financial Statements.

                            HESTER TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year



                                                                                   YEAR ENDED MARCH 31,
                                                            2005           2004            2003          2002              2001
                                                            ----           ----            ----          ----              ----
Net asset value, beginning of year                         $33.76         $26.19          $34.76        $32.65            $40.66
                                                           ------         ------          ------        ------            ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                (0.10)         (0.17)          (0.02)         0.04              0.16
Net realized and unrealized gain (loss)
on investments                                               2.92           9.12           (6.76)         3.06             (4.37)
                                                           ------         ------          ------        ------            ------
  Total from investment operations                           2.82           8.95           (6.78)         3.10             (4.21)
                                                           ------         ------          ------        ------            ------
LESS DISTRIBUTIONS:
From net investment income                                  --             --              (0.04)        (0.06)            (0.10)
From net realized gain                                      (2.72)         (1.38)          (1.75)        (0.93)            (3.70)
                                                           ------         ------          ------        ------            ------
  Total distributions                                       (2.72)         (1.38)          (1.79)        (0.99)            (3.80)
                                                           ------         ------          ------        ------            ------
  Net asset value, end of year                             $33.86         $33.76          $26.19        $34.76            $32.65
                                                           ------         ------          ------        ------            ------
                                                           ------         ------          ------        ------            ------
  Total return                                               8.20%         34.52%         (19.65)%        9.63%           (11.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)                          $13.0          $10.1           $10.0         $14.4             $12.6
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed                     1.76%          1.91%           1.89%         1.59%             1.51%
After fees waived and expenses absorbed                      1.74%          1.91%           1.89%         1.59%             1.51%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed                    (0.36)%        (0.52)%         (0.09)%        0.11%             0.31%
After fees waived and expenses absorbed                     (0.34)%        (0.52)%         (0.09)%        0.11%             0.31%
Portfolio turnover rate                                     25.46%         24.18%          16.94%         9.80%            20.85%

See accompanying Notes to Financial Statements.

                            HESTER TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

  Hester Total Return Fund (the "Fund") is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company. The Fund began operations on October 12, 1988.

  Hester Capital Management, L.L.C., the Fund's Advisor, is a registered investment advisor, and provides investment advisory service to individuals and institutions with assets of approximately $1.4 billion. Mr. I. Craig Hester, President, and Mr. John Gunthorp, Executive Vice President, are responsible for the management of the Fund's portfolio. Prior to July 31, 2002, the Fund was known as the Avondale Hester Total Return Fund. Prior to September 30, 1998, the Fund was known as the Avondale Total Return Fund and was managed by Herbert
R. Smith & Co., Inc.

  The Fund's investment objective is to realize the combination of income and capital appreciation that will produce the maximum total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing primarily in equity and higher-quality fixed income debt securities.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

  A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

       Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

  B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

  C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the interest method.

  D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  E. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net assets per value per share. For the year ended March 31, 2005, the Fund increased accumulated net investment income by $40,123 and decreased accumulated net realized gain on investments by $40,123 due certain permanent book and tax differences. Net assets were not affected by the change.

 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  For the year ended March 31, 2005, Hester Capital Management, L.L.C., (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.70% on the first $200 million of average daily net assets, 0.60% on the next $300 million of net assets, and 0.50% on net assets exceeding $500 million. For the year ended March 31, 2005, the Fund incurred $82,580 in advisory fees.

  The Fund is responsible for its own operating expenses. Beginning August 1, 2004, the Advisor has contractually agreed to limit the Fund's expenses through July 31, 2005, by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 1.70%. Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the period August 1, 2004 through March 31, 2005, the Advisor waived $2,113 in fees.

  At March 31, 2005, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $2,113. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                                     March 31, 2008
                                                     --------------
          Hester Total Return Fund                       $2,113

  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, LLC (the "USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at an annual rate equal to the greater of 0.15% of the Fund's average daily net assets or $30,000. For the year ended March 31, 2005, the Fund incurred $29,981 in Administration fees.

  U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

  Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

  Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

  For the year ended March 31, 2005, the Hester Total Return Fund was allocated $2,500 of the Chief Compliance Officer fee.

 NOTE 4 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, excluding short-term securities and U.S. Government securities, for the year ended March 31, 2005, was $3,114,636 and $2,681,067, respectively.

 NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

  On December 15, 2004, a distribution of $2.717 per share was declared. The dividend was paid on December 15, 2004, to shareholders of record on December 14, 2004.

  The tax character of distributions paid during the year ended March 31, 2005 and 2004 was as follows:

                                      March 31, 2005       March 31, 2004
                                      --------------       -------------
Distributions paid from:
     Ordinary income                      $ 22,657            $  9,294
     Long-term capital gain                897,565             386,220
                                          --------            --------
                                          $920,222            $395,514
                                          --------            --------
                                          --------            --------

  As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

          Cost of investments                              $10,011,790
                                                           -----------
          Gross tax unrealized appreciation                  3,346,984
          Gross tax unrealized depreciation                   (522,510)
                                                           -----------
          Net tax unrealized appreciation                  $ 2,824,474
                                                           -----------
                                                           -----------
          Undistributed ordinary income                    $    71,447
          Undistributed long-term capital gain                 454,775
                                                           -----------
          Total distributable earnings                     $   526,222
                                                           -----------
                                                           -----------
          Other accumulated gains/(losses)                 $        --
                                                           -----------
          Total accumulated earnings/(losses)              $ 3,350,696
                                                           -----------
                                                           -----------

                            HESTER TOTAL RETURN FUND

FEDERAL TAX INFORMATION (Unaudited)

The Hester Total Return Fund designates 100.0% of the dividends declared from net investment income during the year ended March 31, 2005 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended March 31, 2005, 100.0% of the ordinary distributions paid by the Hester Total Return Fund, qualify for the dividend received deduction available to corporate shareholders.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Hester Total Return Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 811-0215 and by accessing the Fund's website at www.hestercapital.com. Furthermore, you can
                                   ---------------------
obtain the description on the SEC's website at www.sec.gov.
                                               -----------

Information regarding how the Hester Total Return Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0215. In addition, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
-----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Hester Total Return Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling toll-free at
(866) 811-0215. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
   -----------

                            HESTER TOTAL RETURN FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF
HESTER TOTAL RETURN FUND AND THE
BOARD OF TRUSTEES OF
PROFESSIONALLY MANAGED PORTFOLIOS

We have audited the accompanying statement of assets and liabilities of Hester Total Return Fund, a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hester Total Return Fund as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
                                                            TAIT, WELLER & BAKER
PHILADELPHIA, PENNSYLVANIA
APRIL 22, 2005

                            HESTER TOTAL RETURN FUND
MANAGEMENT OF THE FUND

  The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                               TERM OF                PRINCIPAL                 IN FUND
                             POSITION          OFFICE AND             OCCUPATION                COMPLEX***<F11> OTHER
NAME, ADDRESS                WITH              LENGTH OF              DURING PAST               OVERSEEN        DIRECTORSHIPS
AND AGE                      THE TRUST         TIME SERVED            FIVE YEARS                BY TRUSTEES     HELD
-------------                ---------         -----------            -----------               -----------     -------------
                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------
Dorothy A. Berry*<F9>        Chairman          Indefinite             President, Talon                1         None.
(born 1943)                  and               Term                   Industries, Inc.
2020 E. Financial Way        Trustee           since                  (administrative,
Suite 100                                      May 1991.              management and business
Glendora, CA 91741                                                    consulting); formerly
                                                                      Chief Operating Officer,
                                                                      Integrated Asset
                                                                      Management (investment
                                                                      advisor and manager) and
                                                                      formerly President, Value
                                                                      Line, Inc. (investment
                                                                      advisory and financial
                                                                      publishing firm).

Wallace L. Cook*<F9>         Trustee           Indefinite             Financial Consultant,           1         None.
(born 1939)                                    Term                   Formerly Senior Vice
2020 E. Financial Way                          since                  President, Rockefeller Trust
Suite 100                                      May 1991.              Co.; Financial Counselor,
Glendora, CA 91741                                                    Rockefeller & Co.

Carl A. Froebel*<F9>         Trustee           Indefinite             Owner, Golf Adventures,         1         None.
(born 1938)                                    Term                   LLC, (Vacation Services).
2020 E. Financial Way                          since                  Formerly Managing
Suite 100                                      May 1991.              Director, Premier Solutions,
Glendora, CA 91741                                                    Ltd.  Formerly President
                                                                      and Founder, National
                                                                      Investor Data Services, Inc.
                                                                      (investment related
                                                                      computer software).

Rowley W.P. Redington*<F9>   Trustee           Indefinite             President; Intertech            1         None.
(born 1944)                                    Term                   Computer Services Corp.
2020 E. Financial Way                          since                  (computer services and
Suite 100                                      May 1991.              consulting).
Glendora, CA 91741
                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------
Steven J. Paggioli**<F10>    Trustee           Indefinite             Consultant since July 2001;     1         Trustee, Managers
(born 1950)                                    Term                   formerly, Executive Vice                  Funds; Trustee,
2020 E. Financial Way                          since                  President, Investment                     Managers AMG
Suite 100                                      May 1991.              Company Administration,                   Funds.
Glendora, CA 91741                                                    LLC ("ICA") (mutual fund
                                                                      administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky             President         Indefinite             Vice President, U.S.            1         Not
(born 1947)                                    Term since             Bancorp Fund Services,                    Applicable.
2020 E. Financial Way                          August 2002.           LLC since July 2001;
Suite 100                    Chief             Indefinite             formerly, Senior Vice
Glendora, CA 91741           Compliance        Term since             President, ICA (May
                             Officer           September              1997-July 2001).
                                               2004.

Eric W. Falkeis              Treasurer         Indefinite             Vice President, U.S.            1         Not
(born 1973)                                    Term since             Bancorp Fund Services,                    Applicable.
615 East Michigan St.                          August 2002.           LLC since 1997; Chief
Milwaukee, WI 53202                                                   Financial Officer, Quasar
                                                                      Distributors, LLC since 2000.

Chad E. Fickett              Secretary         Indefinite             Assistant Vice President,       1         Not
(born 1973)                                    Term since             U.S. Bancorp Fund Services,               Applicable.
615 East Michigan St.                          March 2002.            LLC since July 2000.
Milwaukee, WI 53202


*<F9> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.

**<F10> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.

***<F11> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

                                    Advisor
                       HESTER CAPITAL MANAGEMENT, L.L.C.
                      1301 S. Mo-Pac Expressway, Suite 350
                               Austin, TX  78746

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202
                                  866-811-0215

                 Independent Registered Public Accounting Firm
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

                            Hester Total Return Fund
                                 Symbol - AHTRX
                               CUSIP - 742935703

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The Board of Trustees of the Trust has determined that each member of the Trust's audit committee is financially literate and independent. In addition, the Board has determined that Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert," as defined under new SEC regulations, and also independent of management of each series of the Trust.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                        FYE  3/31/2005       FYE  3/31/2004
                        --------------       --------------
Audit Fees                   $14,500              $14,000
Audit-Related Fees           N/A                  N/A
Tax Fees                     $2,000               $2,000
All Other Fees               N/A                  N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees             FYE  3/31/2005       FYE  3/31/2004
----------------------             --------------       --------------

Registrant                              N/A                  N/A
Registrant's Investment Adviser         N/A                  N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title)  /s/Robert M. Slotky
                               -------------------
                               Robert M. Slotky, President

     Date   June 3, 2005
           --------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/Robert M. Slotky
                               -------------------
                               Robert M. Slotky, President

     Date   June 3, 2005
           --------------

     By (Signature and Title)  /s/Eric W. Falkeis
                               ------------------
                               Eric W. Falkeis, Treasurer

     Date   June 3, 2005
           --------------

* Print the name and title of each signing officer under his or her signature.